UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Sequence Capital, LLC
                 ---------------------------------
   Address:       230 Park Avenue
                 ---------------------------------
                  New York, New York  10169
                 ---------------------------------

Form 13F File Number:      28-14355
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jennifer Klein
         --------------------------------------------
Title:    Managing Member
         --------------------------------------------
Phone:    646-435-5644
         --------------------------------------------

Signature, Place, and Date of Signing:

   /s/    Jennifer Klein               New York, New York   November 14, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                        --------------------

Form 13F Information Table Entry Total:                 26
                                        --------------------

Form 13F Information Table Value Total:           US$13,143
                                        --------------------
                                            (thousands)


List of Other Included Managers:  None

Form 13F INFORMATION TABLE - September 30, 2011


        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- --------- -------------------- ---------- ---------- --------------------------
                                                     VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- --------- ----------- --- ---- ---------- ---------- -------- --------- ------
ABERCROMBIE & FITCH CO    CL A Common    002896207   308          5000   SH       SOLE        n/a        5000
AMAZON COM INC            Common Stock   023135106   778          3600   SH       SOLE        n/a        3600
AMERICAN TOWER CORP       CL A Common    029912201   323          6000   SH       SOLE        n/a        6000
APPLE INC                 Common Stock   037833100  1221          3201   SH       SOLE        n/a        3201
CHECK POINT SOFTWARE TECH ORD		 M22465104   676         12809   SH       SOLE        n/a       12809
CHEESECAKE FACTORY INC    Common Stock   163072101   345         14000   SH       SOLE        n/a       14000
CITRIX SYS INC            Common Stock   177376100   763         14000   SH       SOLE        n/a       14000
CSX CORP                  Common Stock   126408103   523         28000   SH       SOLE        n/a       28000
DICKS SPORTING GOODS INC  Common Stock   253393102   402         12000   SH       SOLE        n/a       12000
DSW INC-CLASS A           CL A Common    23334L102   416          9000   SH       SOLE        n/a        9000
EBAY INC                  Common Stock   278642103   324         11000   SH       SOLE        n/a       11000
GOOGLE INC                CL A Common    38259P508  1236          2400   SH       SOLE        n/a        2400
HARLEY DAVIDSON INC       Common Stock   412822108   515         15000   SH       SOLE        n/a       15000
INGERSOLL-RAND PLC        SHS            G47791101   337         12000   SH       SOLE        n/a       12000
KENEXA CORP		  Common Stock   488879107   360         23000   SH       SOLE        n/a       23000
MACYS INC	          Common Stock   55616P104   500         19000   SH       SOLE        n/a       19000
MEAD JOHNSON NUTRITION CO Common Stock   582839106   413          6000   SH       SOLE        n/a        6000
MICROSOFT CORP            Common Stock   594918104   373         15000   SH       SOLE        n/a       15000
NORDSTROM INC             Common Stock   655664100   411          9000   SH       SOLE        n/a        9000
ROYAL CARIBBEAN CRUISES   Common Stock   V7780T103   498         23000   SH       SOLE        n/a       23000
SHERWIN-WILLIAMS CO       Common Stock   824348106   379          5097   SH       SOLE        n/a        5097
STARBUCKS CORP            Common Stock   855244109   336          9000   SH       SOLE        n/a        9000
TARGET CORP               Common Stock   87612E106   343          7000   SH       SOLE        n/a        7000
TEMPUR PEDIC INTL INC     Common Stock   88023U101   437          8300   SH       SOLE        n/a        8300
TRACTOR SUPPLY CO         Common Stock   892356106   625         10000   SH       SOLE        n/a       10000
WESCO INTERNATIONAL INC   Common Stock   95082P105   302          9000   SH       SOLE        n/a        9000
